Movity, Inc. Acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the fair value of assets acquired and liabilities assumed (in thousands):

Cash	$904
Property and equipment	13
Current liabilities	(744)
Notes payable	(110)
Goodwill	2,155

Total purchase consideration	$2,218

Supplemental Information on Unaudited Pro Forma Basis

Supplemental information on an unaudited pro forma basis is presented below for the year ended December 31, 2010 (in thousands):

Pro forma revenue	$19,785
Pro forma loss from operations	(5,648)
Pro forma net loss	(5,647)